Issuance of Capital Securities - Additional information (Detail) (USD $)	1 Months Ended		1 Months Ended
	Mar. 30, 2004 NHTB Capital Trust II Capital Securities II	Mar. 30, 2004 NHTB Capital Trust II Capital Securities II Three Month Libor Rate Plus	Mar. 31, 2004 NHTB Capital Trust II Capital Securities II Debentures II	Mar. 30, 2004 NHTB Capital Trust III Capital Securities III	Mar. 30, 2004 NHTB Capital Trust III Capital Securities III Debentures III
Investments in and Advances to Affiliates [Line Items]
Proceed from sale of capital securities	$ 10,000,000			$ 10,000,000
Additional rate on variable interest rate		2.79%
Capital securities issued, offering costs	$ 160,000			$ 160,000
Liquidation amount per capital security	$ 10			$ 10
Maturity date of debenture			Mar. 30, 2034
Fixed interest rate				6.06%
Capital securities, maturity period				5 years
Junior subordinate deferrable interest debentures, interest rate					6.06%